UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22485

Aberdeen Income Credit Strategies Fund

(Exact name of registrant as specified in charter)

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Andrea Melia

c/o Aberdeen Asset Management Inc

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 522-5465

Date of fiscal year end: October 31st

Date of reporting period: July 1, 2020 – June 30, 2021

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2020 TO June 30, 2021

Item 1. Proxy Voting Record

REGISTRANT NAME: Avenue Income Credit Strategies Fund

Name of Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director Douglas E. Brooks	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director Tiffany (TJ) Thom Cepak	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director James N. Chapman	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director Mark A. (Mac) McFarland	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director Julio M. Quintana	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director William B. Roby	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Elect Director Andrew Bremner	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Ratify KPMG LLP as Auditors	Management	Yes	For	For
California Resources Corporation	CRC	13057Q305	12-May-21	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Yes	Against	Against
California Resources Corporation	CRC	13057Q305	12-May-21	Advisory Vote on Say on Pay Frequency	Management	Yes	One Year	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Aberdeen Income Credit Strategies Fund

By (Signature and Title):	/s/ Christian Pittard
Christian Pittard
President

Date: August 17, 2021